Interest Income, Derivatives and Other Investment Gains (Losses) - Narrative (Details) shares in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) royalty shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of royalties | royalty	13
Sale of royalties, cash consideration	$ 11.9
Sale of royalties, cash consideration, shares | shares	11.5
Sale of royalties, total consideration	$ 19.4
Gain on sale of royalties	$ 4.9	$ 4.9	$ 0.0
Derivative (gain) loss		(29.8)	20.4
Insurance recoveries		0.0	27.3
Long-term borrowings
Disclosure of detailed information about borrowings [line items]
Change in fair value of embedded derivative		$ 26.7	(21.6)
Term Loan
Disclosure of detailed information about borrowings [line items]
Derivative (gain) loss			$ 21.6